Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning Balance					$ 0	$ 563,549	$ 563,549	$ 563,549
Period activity								0
Goodwill impairment		$ 0			0	(214,400)	(563,549)	0	$ 0
Reporting unit reallocation							0
Goodwill, Ending Balance		$ 81,943	$ 0				0	563,549	563,549
MONI
Goodwill [Roll Forward]
Goodwill, Beginning Balance					0	527,502	527,502	527,502
Period activity								0
Goodwill impairment				$ (214,400)			(214,400)
Reporting unit reallocation	$ (313,102)						(313,102)
Goodwill, Ending Balance			0				0	527,502	527,502
LiveWatch
Goodwill [Roll Forward]
Goodwill, Beginning Balance					0	36,047	36,047	36,047
Period activity								0
Goodwill impairment							0
Reporting unit reallocation	$ (36,047)						(36,047)
Goodwill, Ending Balance			0				0	36,047	36,047
Brinks Home Security
Goodwill [Roll Forward]
Goodwill, Beginning Balance					$ 0	$ 0	0	0
Period activity								0
Goodwill impairment			(349,149)				(349,149)
Reporting unit reallocation							349,149
Goodwill, Ending Balance			$ 0				$ 0	$ 0	$ 0